STOCKHOLDERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

10. STOCKHOLDERS’ EQUITY

Preferred Stock

As of December 31, 2023, we were authorized to issue 25,000,000 shares of preferred stock with a par value of $0.01.

No shares of preferred stock were issued and outstanding during the six months ended December 31, 2023.

Common Stock

As of December 31, 2023, we were authorized to issue 1,000,000,000 shares of common stock with a par value per share of $0.01, of which 302,237,035 shares of common stock were issued and outstanding and 943,000 shares of common stock were subscribed, contractually obligated and committed to be issued but not yet issued pending payment therefor.

In June 2022, prior to the commencement of the Company’s fiscal year ending June 30, 2023, the Company was contractually obligated and committed to issue an aggregate of 56,863,334 shares of its common stock as partial consideration for the purchase of real estate inventory in the amount of $8,529,500. All such shares were deemed subscribed for and purchased by the direct or indirect sellers of the real estate. On December 1, 2022, an adjustment was made to such share issuance obligation which provided for an aggregate reduction of 5,210,209 shares of common stock due to a real estate inventory decrease in the amount of $265,000. As of December 31, 2022, all 51,653,125 of such shares have been issued by the Company and are outstanding.

During the three and six months ended December 31, 2023, the Company provided stock based compensation of $504,528 and $504,528, respectively for services rendered and payroll. The Company sold commons shares of 9,982 at market rates at an averaging price per share of $.44 and 50,000,000 shares were provided as payroll to a director at $.01 per share.

As of December 31, 2023, the Company has committed subscription agreements from investors, entered into during a private offering, for 943,000 shares, at a price per share of $1.00 for aggregate proceeds of $943,000, and is included in the Subscription Receivable in the Consolidated Balance Sheets, pending payment therefor.

The Company has not declared or paid any dividends or returned any capital to common stock shareholders as of December 31, 2023, and 2022.

Warrants

No warrants were issued or outstanding during the three and six months ended December 31, 2023, or 2022.

Restricted Stock Awards

On February 13, 2023, the Company awarded restricted shares of Company common stocks to certain of its executive officers, equal in an aggregate value to $1,000,000 which vested 50% on the date of the grant with the remaining 50% vesting on December 1, 2023.

As of December 31, 2023, there were 50,000,000 shares of restricted stock outstanding.

Stock Options

The Company adopted the 2022 Omnibus Performance Award Plan in February 2022. The Plan authorizes the granting of 19,977,931 of the Company’s Common Stock.

On February 13, 2023, the Company awarded to certain of its executive officers, options to purchase an aggregate of 22,500,000 shares of the Company’s stock at an exercise price per share equal to the fair market value of the Company’s common stock on the date of the grant, $0.32 per share; all of which are currently exercisable and outstanding as of December 31, 2023.

No stock options were issued during the three and six months ended December 31, 2023, or 2022.

10. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

As of June 30, 2023, we were authorized to issue 25,000,000 shares of preferred stock with a par value of $0.01.

No shares of preferred stock were issued and outstanding during the fiscal years ended June 30, 2023 or 2022.

Common Stock

As of June 30, 2023, we were authorized to issue 1,000,000,000 shares of common stock with a par value of $0.01, of which 252,227,053 shares of common stock were issued and outstanding and 943,000 shares of common stock were subscribed, contractually obligated and committed to be issued but not yet issued.

During the fiscal year ended June 30, 2023, the Company issued 475,387 common shares for payment of professional services in the amount of $112,557.

In June 2022, prior to the commencement of the Company’s fiscal year ending June 30, 2023, the Company was contractually obligated and committed to issue an aggregate of 56,863,334 shares of its common stock as partial consideration for the purchase of real estate inventory in the amount of $8,529,500. All such shares were deemed subscribed for and purchased by the direct or indirect sellers of the real estate. On December 1, 2022, an adjustment was made to such share issuance obligation which provided for an aggregate reduction of 5,210,209 shares of common stock due to a real estate inventory decrease in the amount of $265,000. As of December 31, 2022, all 51,653,125 of such shares have been issued by the Company and are outstanding.

During the fiscal year ended June 30, 2023, the Company sold 100,000 common shares in a private offering, at a price per share of $1.00 for $100,000 in gross proceeds.

During the year ended June 30, 2023, the Company entered into subscription agreements with investors in a private offering, for 943,000 shares, at a price per share of $1.00 for $943,000 and has a subscription receivable of $943,000 in the Consolidated Balance Sheet.

During the year ended June 30, 2023, the Company has collected an aggregate of $250,000 from the committed subscription agreements and has issued 250,000 shares of common stock accordingly.

During the fiscal year ended June 30, 2023, the Company issued 100,050,000 shares of restricted common stock to certain of its executive officers and directors, of which 50% thereof are subject to forfeiture through December 1, 2023.

The Company has not declared or paid any dividends or returned any capital to common stock shareholders as of June 30, 2023 and 2022.

Warrants

No warrants were issued or outstanding during the twelve months ended June 30, 2023 or 2022.

Stock Options

The company has adopted the 2022 Omnibus Performance Award Plan in February 2022. The Plan authorizes the granting of 19,977,931 of the Company’s Common Stock.

On February 13, 2023, the Company awarded to certain of its executive officers, options to purchase an aggregate of 22,500,000 shares of the Company’s stock at an exercise price per share equal to the fair market value of the Company’s common stock on the date of the grant, $0.32 per share; all of which are currently exercisable and outstanding as of June 30, 2023.

No stock options were issued or outstanding during the twelve months ended June 30, 2023 or 2022.